Related party transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions

15. Related party transactions:

As at and for the year ended December 31, 2023, the Company has the following related party transactions:

	2023	2022	2021
Directors fees	$7,505	$8,970	$8,000
Salaries, wages, consultants and benefits	667,229	659,558	612,492
Selling and marketing	70,439	126,920	77,906
Stock-based compensation (Note 10)	188,961	276,207	237,348
Software technology development (Note 8)	248,780	246,016	214,843
Closing balance for the year	$1,182,914	$1,317,671	$1,150,589

The Company has liabilities of $79,852 (2022 - $80,874) as at December 31, 2023, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

During the year ended December 31, 2023, the Company granted 400,000 options with an exercise price of CAD$0.30 ($0.22) per share to current directors and officers of the Company. Subsequent to the year ended December 31, 2023, the Company granted 1,056,250 options with an exercise price of CAD$0.20 ($0.14) to current directors and officers of the Company.

During the year ended December 31, 2022, the Company granted 900,000 options with an exercise price of CAD$0.50 ($0.39) per share to current directors and officers of the Company.

During the year ended December 31, 2021, the Company granted the following options to related parties:

a) 400,000 options with an exercise price of CAD$0.50 ($0.39) per share

b) 400,000 options with an exercise price of CAD$1.02 ($0.80) per share

The related party transactions are in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.